Consolidated Statements of Changes in Shareholders' Equity / (Deficit) - BRL (R$) R$ in Thousands	Total	Share capital	Share issuance costs	Capital reserves	Treasury shares	Accumulated losses	Other comprehensive loss	Total controlling interest	Non-controlling interest
Beginning balance at Dec. 31, 2017	R$ (13,512,523)	R$ 21,438,374	R$ (377,429)	R$ 13,242,374	R$ (5,531,092)	R$ (42,335,925)	R$ (242,282)	R$ (13,805,980)	R$ 293,457
Effects of the first-time adoption of IFRS 9 and 15	282,135					282,135		282,135
Beginning balance at Dec. 31, 2017	(13,230,388)	21,438,374	(377,429)	13,242,374	(5,531,092)	(42,053,790)	(242,282)	(13,523,845)	293,457
Capital increase	11,613,980	10,600,097		1,013,883				11,613,980
Delivery of treasury shares as per the JRP				(2,727,842)	2,727,842
Share subscription warrants	4,580			4,580				4,580
Profit (loss) for the year	24,615,555					24,591,140		24,591,140	24,415
Other comprehensive income/loss	(107,916)					(67,458)	33,923	(33,535)	(74,381)
Ending balance at Dec. 31, 2018	22,895,811	32,038,471	(377,429)	11,532,995	(2,803,250)	(17,530,108)	(208,359)	22,652,320	243,491
Capital increase	4,337,475	500,466		3,837,009				4,337,475
Share issuance costs	(423,644)		(423,644)					(423,644)
Share buyback	(2,572)				(2,572)			(2,572)
Pharol Agreement	111,862			(2,462,799)	2,772,507	(197,846)		111,862
Profit (loss) for the year	(9,095,107)					(9,000,434)		(9,000,434)	(94,673)
Absorption of capital reserves				(9,000,434)		9,000,434
Other comprehensive income/loss	(27,319)						(24,681)	(24,681)	(2,638)
Ending balance at Dec. 31, 2019	R$ 17,796,506	R$ 32,538,937	R$ (801,073)	R$ 3,906,771	R$ (33,315)	R$ (17,727,954)	R$ (233,040)	R$ 17,650,326	R$ 146,180